Loss per share (Details)	12 Months Ended
Dec. 31, 2018 shares
Initial Public Offering [Member]
Loss per share [Abstract]
Units sold excluded from the calculation of basic and diluted shares (in shares)	15,000,000
Over-Allotment Option [Member]
Loss per share [Abstract]
Units sold excluded from the calculation of basic and diluted shares (in shares)	173,100